Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 29
ROU assets obtained in exchange for lease liabilities: Operating leases	$ 55